Non-interest income	12 Months Ended
Dec. 31, 2017
Non-interest income
Non-interest income

2 Non-interest income

	2017	2016	2015
	£m	£m	£m
Fees and commissions receivable
Payment services	593	613	640
Credit and debit card fees	475	466	430
Lending (credit facilities)	537	517	441
Brokerage	52	46	30
Investment management	218	172	227
Trade finance	136	19	22
Other	43	57	110

	2,054	1,890	1,900

Fees and commissions payable	(499)	(444)	(473)

Income from trading activities
Foreign exchange	40	(155)	56
Interest rate	(38)	(286)	(112)
Credit	22	16	(14)
Equities and other	1	—	(3)

	25	(425)	(73)

Other operating income
Operating lease and other rental income	248	15	1
Changes in the fair value of financial assets and liabilities designated at fair value through
profit or loss and related derivatives	2	(4)	34
Changes in the fair value of investment properties	(18)	1	9
Profit on sale of securities (2)	440	25	3
Profit on sale of property, plant and equipment	68	4	4
Profit/(loss) on sale of subsidiaries and associates	285	189	(84)
Profit/(loss) on disposal or settlement of loans and receivables	54	5	(98)
Dividend income	1	1	41
Share of profits of associated entities	—	1	—
Other income (3)	6	9	(177)

	1,086	246	(267)

Notes:

(2)      Includes £444 million gain realised in relation to NatWest’s equity holding in RBSI.

(3)      Includes income from activities other than banking.